Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended					12 Months Ended
	May 31, 2016	May 31, 2015	Oct. 10, 2003	Jul. 31, 2015	Jul. 31, 2012	Jun. 30, 2012	Jul. 31, 2011	Oct. 31, 2010	May 31, 2016	May 31, 2015	May 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding	$ 58.8								$ 58.8
Weighted-average remaining contractual life of options outstanding									6 years 4 months 24 days
Aggregate intrinsic value of options exercisable	$ 47.5								$ 47.5
Weighted-average remaining contractual life of options exercisable									5 years 1 month 6 days
Remaining weighted-average contractual term									3 years 6 months
Total fair value of shares vested									$ 34.2	$ 14.7	$ 12.8
Shares expected to vest	2,200,000								2,200,000
Shares expected to vest, weighted-average grant-date fair value	$ 39.10								$ 39.10
Total intrinsic value of restricted shares converted	$ 32.3	$ 13.9							$ 32.3	$ 13.9	$ 10.4
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date									Oct. 09, 2014
Shares of common stock authorized	12,000,000								12,000,000
2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized	6,000,000								6,000,000
Directors Equity Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date			Oct. 10, 2003
Share based compensation arrangement vesting period			3 years
Unamortized stock-based compensation expense	$ 1.8								$ 1.8
Shares granted to Directors									$ 43.71	$ 43.89	$ 36.63
Shares granted									31,000
Shares of restricted stock vested									37,000
Shares of common stock available for grant	101,550		500,000						101,550
Employee Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense	$ 5.1								$ 5.1
Shares granted to Directors									$ 46.63
Shares granted									64,000
Shares outstanding	803,000	859,000							803,000	859,000
Shares of common stock available for grant	45,480								45,480
Weighted-average grant-date fair value	$ 46.63	$ 44.60							$ 46.63	$ 44.60	$ 33.80
Employee Incentive Plan 2007 | Upon the Latter of Attainment of Age 55 and Fifth Anniversary of May 31st Immediately Preceding Date of Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for grant	1,000,000								1,000,000
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term									7 years	7 years 6 months	7 years 6 months
Unamortized stock-based compensation expense	$ 9.0								$ 9.0
Unamortized stock-based compensation expense expected recognition period									3 years 3 months
Shares expected to vest	1,300,000								1,300,000
Shares expected to vest, weighted-average exercise price	$ 41.98								$ 41.98
Shares expected to vest, weighted-average remaining contractual term									8 years 2 months 12 days
Weighted-average grant-date fair value									$ 10.73	$ 10.63	$ 7.38
SARs | Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term									10 years
Share based compensation arrangement vesting period									4 years
Stock options outstanding	3,212,500								3,212,500
Full Value Stock Award | Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized	6,000,000								6,000,000
Full Value Stock Award | 2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized	3,000,000								3,000,000
Performance Based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement vesting period									3 years
Unamortized stock-based compensation expense	$ 24.5								$ 24.5
Shares granted to Directors									$ 45.79	$ 44.28	35.11
Shares granted									476,000
Shares of restricted stock vested									489,000
Shares outstanding	1,407,000	1,441,000							1,407,000	1,441,000
Weighted-average grant-date fair value	$ 41.78	$ 35.40							$ 41.78	$ 35.40
Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors					$ 25.87	$ 25.76	$ 22.16	$ 20.73
Shares granted					50,000	10,000	115,000	680,000
Shares of restricted stock vested									751,450
Performance Contingent Restricted Stock | First Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards								3 years
Performance Contingent Restricted Stock | Second Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards								5 years
2015 Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense	$ 7.8								$ 7.8
Shares granted to Directors				$ 46.87
Shares granted				329,000
Performance goals attainment period for PCRS awards				3 years
Shares outstanding	324,000								324,000
Performance grant attaining percentage	75.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				67.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes Margin
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				33.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense	$ 0.7								$ 0.7
Non Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense	$ 39.9								$ 39.9
Unamortized stock-based compensation expense expected recognition period									3 years 6 months
Shares granted to Directors									$ 46.17
Shares granted									900,000
Shares of restricted stock vested									1,502,000
Remaining weighted-average contractual term									3 years 6 months
Weighted-average grant-date fair value									$ 46.17	$ 44.29	$ 35.02
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested		172,855							263,857